SHARE CAPITAL - Disclosure of Range of Exercise Prices of Outstanding Share Options (Details)	12 Months Ended
	Dec. 31, 2025 Share $ / shares	Dec. 31, 2024 Share $ / shares	Dec. 31, 2023 Share $ / shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding in share-based payment arrangement | Share	6,658,357	7,929,119	7,366,252
Weighted average exercise price of share options outstanding in share-based payment arrangement (in dollars per share)	$ 10.96	$ 11.59	$ 12.32
Weighted average remaining contractual life of outstanding share options (Year)	6 years 7 months 13 days
Options Exercisable Number of Options | Share	3,840,606
Weighted average exercise price of share options exercisable in share-based payment arrangement (in dollars per share)	$ 12.17
Weighted Average Remaining Contractual Life Of Exercisable Share Options	5 years 1 month 6 days
2.01 - 5.00 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding in share-based payment arrangement | Share	292,722
Weighted average exercise price of share options outstanding in share-based payment arrangement (in dollars per share)	$ 2.81
Weighted average remaining contractual life of outstanding share options (Year)	4 years 7 days
Options Exercisable Number of Options | Share	211,877
Weighted average exercise price of share options exercisable in share-based payment arrangement (in dollars per share)	$ 2.64
Weighted Average Remaining Contractual Life Of Exercisable Share Options	2 years 6 months 10 days
2.01 - 5.00 [Member] | Bottom of range [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (in dollars per share)	$ 2.01
2.01 - 5.00 [Member] | Top of range [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (in dollars per share)	$ 5
5.01 - 10.00 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding in share-based payment arrangement | Share	3,164,353
Weighted average exercise price of share options outstanding in share-based payment arrangement (in dollars per share)	$ 8.21
Weighted average remaining contractual life of outstanding share options (Year)	7 years 1 month 28 days
Options Exercisable Number of Options | Share	1,258,835
Weighted average exercise price of share options exercisable in share-based payment arrangement (in dollars per share)	$ 8.1
Weighted Average Remaining Contractual Life Of Exercisable Share Options	5 years
5.01 - 10.00 [Member] | Bottom of range [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (in dollars per share)	$ 5.01
5.01 - 10.00 [Member] | Top of range [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (in dollars per share)	$ 10
10.01 - 15.00 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding in share-based payment arrangement | Share	2,095,032
Weighted average exercise price of share options outstanding in share-based payment arrangement (in dollars per share)	$ 12.54
Weighted average remaining contractual life of outstanding share options (Year)	6 years 11 months 1 day
Options Exercisable Number of Options | Share	1,304,244
Weighted average exercise price of share options exercisable in share-based payment arrangement (in dollars per share)	$ 12.92
Weighted Average Remaining Contractual Life Of Exercisable Share Options	5 years 7 months 9 days
10.01 - 15.00 [Member] | Bottom of range [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (in dollars per share)	$ 10.01
10.01 - 15.00 [Member] | Top of range [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (in dollars per share)	$ 15
15.01 - 20.00 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding in share-based payment arrangement | Share	784,000
Weighted average exercise price of share options outstanding in share-based payment arrangement (in dollars per share)	$ 16.5
Weighted average remaining contractual life of outstanding share options (Year)	5 years 1 month 6 days
Options Exercisable Number of Options | Share	756,200
Weighted average exercise price of share options exercisable in share-based payment arrangement (in dollars per share)	$ 16.49
Weighted Average Remaining Contractual Life Of Exercisable Share Options	5 years 3 days
15.01 - 20.00 [Member] | Bottom of range [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (in dollars per share)	$ 15.01
15.01 - 20.00 [Member] | Top of range [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (in dollars per share)	$ 20
20.01 - 25.00 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding in share-based payment arrangement | Share	322,250
Weighted average exercise price of share options outstanding in share-based payment arrangement (in dollars per share)	$ 21.56
Weighted average remaining contractual life of outstanding share options (Year)	5 years 4 months 6 days
Options Exercisable Number of Options | Share	309,450
Weighted average exercise price of share options exercisable in share-based payment arrangement (in dollars per share)	$ 21.55
Weighted Average Remaining Contractual Life Of Exercisable Share Options	5 years 4 months 2 days
20.01 - 25.00 [Member] | Bottom of range [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (in dollars per share)	$ 20.01
20.01 - 25.00 [Member] | Top of range [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (in dollars per share)	$ 25